INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2018
Investments In Associates
INVESTMENTS IN ASSOCIATES

This includes Nuance Group (Chicago) LLC which operates four duty-free stores at O’Hare International Airport of Chicago in Illinois, USA, and Midway Partnership LLC operating duty paid stores at Chicago Midway International Airport.

Both investments are accounted for using the equity method.

Summarized statement of financial position

IN MILLIONS OF USD	31.12.2018 NUANCE GROUP (CHICAGO) LLC	31.12.2018 MIDWAY PARTNERSHIP LLC	31.12.2018 TOTAL	31.12.2017 NUANCE GROUP (CHICAGO) LLC	31.12.2017 MIDWAY PARTNERSHIP LLC	31.12.2017 TOTAL
Cash and cash equivalents	1.1	1.9	3.0	2.6	1.4	4.0
Other current assets	4.6	3.1	7.7	4.0	2.7	6.7
Non-current assets	2.8	7.2	7.3	3.0	1.0	4.0
Other current liabilities	(3.9)	(2.4)	(3.6)	(3.9)	(2.9)	(6.8)
Net assets	4.6	9.8	14.4	5.7	2.2	7.9
Proportion of Hudson’s ownership	35.0%	50.0%		35.0%	50.0%
Hudson’s share of the equity	1.6	4.9	6.5	2.0	1.1	3.1

Summarized statement of comprehensive income

2018 IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PARTNERSHIP LLC	TOTAL
Turnover	19.6	21.7	41.3
Depreciation, amortization and impairment	(0.1)	-	(0.1)
Net profit for the year	(1.0)	0.9	(0.1)
Total comprehensive income	(1.0)	0.9	(0.1)
HUDSON'S SHARE IN PERCENTAGE	35.0	50.0
Net profit for the year	(0.4)	0.5	0.1
Total comprehensive income	(0.4)	0.5	0.1

2017 IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PARTNERSHIP LLC	TOTAL
Turnover	18.7	15.1	33.8
Depreciation, amortization and impairment	(0.1)	-	(0.1)
Net profit for the year	(1.0)	0.2	(0.8)
Total comprehensive income	(1.0)	0.2	(0.8)
HUDSON'S SHARE IN PERCENTAGE	35.0	50.0
Net profit for the year	(0.4)	0.1	(0.3)
Total comprehensive income	(0.4)	0.1	(0.3)

2016 IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PARTNERSHIP LLC	TOTAL
Turnover	20.0	-	20.0
Depreciation, amortization and impairment	(0.1)	-	(0.1)
Net profit for the year	(2.1)	-	(2.1)
Total comprehensive income	(2.1)	-	(2.1)
HUDSON'S SHARE IN PERCENTAGE	35.0
Net profit for the year	(0.7)	-	(0.7)
Total comprehensive income	(0.7)	-	(0.7)

The information above reflects the amounts presented in the financial statements of the associates (other than Hudson’s share of amounts) adjusted for differences in accounting policies between the associates and Hudson.

Reconciliation of the carrying amount of investments

IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PARTNERSHIP LLC	TOTAL
Net profit	(0.7)	-	(0.7)
Dividends received	(0.2)	-	(0.2)
Carrying value at December 31, 2016	2.4	-	2.4

Contribution to new partnership	-	1.0	1.0
Net profit	(0.4)	0.1	(0.3)
Carrying value at December 31, 2017	2.0	1.1	3.1

Additions	-	3.3	3.3
Net profit	(0.4)	0.5	0.1
Carrying value at December 31, 2018	1.6	4.9	6.5